Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of
	PEO (Dr. Walker)		PEO (Dr. Manion)		Average	Average	Initial Fixed
	Summary		Summary		Summary	Compensation	$100 Investment
	Compensation	Compensation	Compensation	Compensation	Compensation	Actually Paid to	Based on: Total
	Table Total	Actually	Table Total	Actually	Total for	Non-PEO	Shareholder
Year	for PEO(1)(2)	Paid to PEO(1)(3)	for PEO(1)(2)	Paid to PEO(1)(3)	Non-PEO NEOs(1)(2)	NEOs(1)(3)	Return(4)	Net Loss(5)
2025	$3,375,591	$3,834,380	$—	$—	$1,468,948	$1,788,038	$19.11	$(64,923,000)
2024	$1,445,135	$1,632,066	$779,312	$382,728	$1,348,674	$1,387,635	$15.75	$(132,065,000)
2023	$—	$—	$7,157,681	$(1,539,940)	$2,334,000	$(1,641,762)	$6.67	$(88,481,000)
(1)	For 2025, the PEO was Dr. Walker. For 2024, our former CEO Doug Manion served as the PEO until January 16, 2024 and Dr. Walker served as the PEO from and after January 17, 2024. For 2023, the PEO was Dr. Manion. For 2025, the non-PEO NEOs were Mr. Balthaser and Mr. Loerop. For 2024, the non-PEO NEOs were Dr. Davis and Mr. Balthaser. For 2023, the non-PEO NEOs were Mr. Balthaser, Mr. Loerop, and two former executive officers, Joseph Monahan and Gail Cawkwell.
(2)	The amounts shown in this column are the amounts of total compensation reported for the PEO, or the average total compensation reported for the non-PEO NEOs, as applicable, for each corresponding year in the “Total” column of the SCT. Please refer to “Summary Compensation Table.”
(3)	The amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation, or the average total compensation of the non-PEO NEOs, as applicable, as reported in the “Total” column in the SCT for the applicable year:

	PEO (Dr. Walker)		PEO (Dr. Manion)
	2024	2025	2023	2024
PEO SCT Reported Total Compensation	$1,445,135	$3,375,591	$7,157,681	$779,312
Aggregate SCT Reported Equity Compensation(a) (-)	$591,986	$2,410,041	$6,346,481	$—
Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$387,525	$2,885,424	$338,899	$—
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$—	$—	$(2,335,318)	$—
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$488,170	$73,021	$—	$—
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$30,834	$(89,615)	$(354,721)	$(1,052)
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY(b)(v) (-)	$127,612	$—	$—	$395,531
PEO Compensation Actually Paid Determination	$1,632,066	$3,834,380	$(1,539,940)	$382,728

	2023	2024	2025
Non-PEO NEOs Average SCT Reported Total Compensation	$2,334,000	$1,348,674	$1,468,948
Average Aggregate SCT Reported Equity Compensation(a) (-)	$1,762,912	$963,599	$858,013
Average Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$94,139	$839,007	$1,010,264
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$(2,058,062)	$70,900	$115,067
Average Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$—	$91,450	$39,266
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$(248,926)	$1,203	$12,505
Non-PEO NEOs Average Compensation Actually Paid Determination	$(1,641,762)	$1,387,635	$1,788,038

(a)	The reported grant date fair value of equity awards represents the total of the amounts reported for the PEO, or the average of the total amounts reported in the case of the non-PEO NEOs, as applicable, in the “Option Awards” and “Stock Awards” columns in the SCT for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of, the following for the PEO, or the average of the following in the case of the non-PEO NEOs, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in any prior year that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in any prior year that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior year that failed to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
(4)	For each year, our cumulative Total Shareholder Return (“TSR”) was calculated for a period beginning with the market close on Nasdaq on December 31, 2022 through and including the last day of such year (each one-year, two-year, and three-year period, a “Measurement Period”), assuming dividend reinvestment, based on the closing price of our common stock on Nasdaq at the beginning and end of each Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end value of such investment as of the end of 2025, 2024, and 2023, as applicable. We have never declared or paid any dividends on our common stock.
(5)	The dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	For 2025, the PEO was Dr. Walker. For 2024, our former CEO Doug Manion served as the PEO until January 16, 2024 and Dr. Walker served as the PEO from and after January 17, 2024. For 2023, the PEO was Dr. Manion. For 2025, the non-PEO NEOs were Mr. Balthaser and Mr. Loerop. For 2024, the non-PEO NEOs were Dr. Davis and Mr. Balthaser. For 2023, the non-PEO NEOs were Mr. Balthaser, Mr. Loerop, and two former executive officers, Joseph Monahan and Gail Cawkwell.

Adjustment To PEO Compensation, Footnote
(3)	The amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation, or the average total compensation of the non-PEO NEOs, as applicable, as reported in the “Total” column in the SCT for the applicable year:

	PEO (Dr. Walker)		PEO (Dr. Manion)
	2024	2025	2023	2024
PEO SCT Reported Total Compensation	$1,445,135	$3,375,591	$7,157,681	$779,312
Aggregate SCT Reported Equity Compensation(a) (-)	$591,986	$2,410,041	$6,346,481	$—
Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$387,525	$2,885,424	$338,899	$—
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$—	$—	$(2,335,318)	$—
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$488,170	$73,021	$—	$—
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$30,834	$(89,615)	$(354,721)	$(1,052)
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY(b)(v) (-)	$127,612	$—	$—	$395,531
PEO Compensation Actually Paid Determination	$1,632,066	$3,834,380	$(1,539,940)	$382,728

	2023	2024	2025
Non-PEO NEOs Average SCT Reported Total Compensation	$2,334,000	$1,348,674	$1,468,948
Average Aggregate SCT Reported Equity Compensation(a) (-)	$1,762,912	$963,599	$858,013
Average Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$94,139	$839,007	$1,010,264
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$(2,058,062)	$70,900	$115,067
Average Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$—	$91,450	$39,266
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$(248,926)	$1,203	$12,505
Non-PEO NEOs Average Compensation Actually Paid Determination	$(1,641,762)	$1,387,635	$1,788,038

(a)	The reported grant date fair value of equity awards represents the total of the amounts reported for the PEO, or the average of the total amounts reported in the case of the non-PEO NEOs, as applicable, in the “Option Awards” and “Stock Awards” columns in the SCT for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of, the following for the PEO, or the average of the following in the case of the non-PEO NEOs, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in any prior year that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in any prior year that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior year that failed to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 1,468,948	$ 1,348,674	$ 2,334,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,788,038	1,387,635	(1,641,762)
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation, or the average total compensation of the non-PEO NEOs, as applicable, as reported in the “Total” column in the SCT for the applicable year:

	PEO (Dr. Walker)		PEO (Dr. Manion)
	2024	2025	2023	2024
PEO SCT Reported Total Compensation	$1,445,135	$3,375,591	$7,157,681	$779,312
Aggregate SCT Reported Equity Compensation(a) (-)	$591,986	$2,410,041	$6,346,481	$—
Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$387,525	$2,885,424	$338,899	$—
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$—	$—	$(2,335,318)	$—
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$488,170	$73,021	$—	$—
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$30,834	$(89,615)	$(354,721)	$(1,052)
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY(b)(v) (-)	$127,612	$—	$—	$395,531
PEO Compensation Actually Paid Determination	$1,632,066	$3,834,380	$(1,539,940)	$382,728

	2023	2024	2025
Non-PEO NEOs Average SCT Reported Total Compensation	$2,334,000	$1,348,674	$1,468,948
Average Aggregate SCT Reported Equity Compensation(a) (-)	$1,762,912	$963,599	$858,013
Average Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$94,139	$839,007	$1,010,264
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$(2,058,062)	$70,900	$115,067
Average Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$—	$91,450	$39,266
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$(248,926)	$1,203	$12,505
Non-PEO NEOs Average Compensation Actually Paid Determination	$(1,641,762)	$1,387,635	$1,788,038

(a)	The reported grant date fair value of equity awards represents the total of the amounts reported for the PEO, or the average of the total amounts reported in the case of the non-PEO NEOs, as applicable, in the “Option Awards” and “Stock Awards” columns in the SCT for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of, the following for the PEO, or the average of the following in the case of the non-PEO NEOs, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in any prior year that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in any prior year that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior year that failed to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR of the Company

The following graph illustrates the relationship of the CAP for our PEOs and non-PEO NEOs, as calculated pursuant to SEC rules, to our cumulative TSR over the three years presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

The following graph illustrates the relationship of the CAP for our PEOs and non-PEO NEOs, as calculated pursuant to SEC rules, to our net loss over the three years presented in the Pay Versus Performance table.

Total Shareholder Return Amount	$ 19.11	15.75	6.67
Net Income (Loss)	$ (64,923,000)	(132,065,000)	(88,481,000)
PEO Name	Dr. Walker
Dr. Walker
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,375,591	1,445,135
PEO Actually Paid Compensation Amount	3,834,380	1,632,066
Dr. Manion
Pay vs Performance Disclosure
PEO Total Compensation Amount		779,312	7,157,681
PEO Actually Paid Compensation Amount		382,728	(1,539,940)
PEO | Dr. Walker | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,410,041)	(591,986)
PEO | Dr. Walker | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,885,424	387,525
PEO | Dr. Walker | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,021	488,170
PEO | Dr. Walker | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,615)	30,834
PEO | Dr. Walker | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(127,612)
PEO | Dr. Manion | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,346,481)
PEO | Dr. Manion | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			338,899
PEO | Dr. Manion | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,335,318)
PEO | Dr. Manion | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,052)	(354,721)
PEO | Dr. Manion | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(395,531)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(858,013)	(963,599)	(1,762,912)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,010,264	839,007	94,139
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,067	70,900	(2,058,062)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,266	91,450
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,505	$ 1,203	$ (248,926)